Lease Liabilities	12 Months Ended
Jan. 31, 2020
Lease liabilities [abstract]
Lease Liabilities

22	Lease Liabilities

The Group has adopted IFRS 16 from 1 February 2019. The standard replaces IAS 17 ‘Leases’ and for lessees eliminates the classifications of operating leases and finance leases. Straight-line operating lease expense recognition is replaced with a depreciation charge for the right-of-use assets (included in operating costs) and an interest expense on the recognised lease liabilities (included in finance costs). In the earlier periods of the lease, the expenses associated with the lease under IFRS 16 will be higher when compared to lease expenses under IAS 17. However, EBITDA (Earnings Before Interest, Tax, Depletion, Depreciation and Amortisation) results improve as the operating expense is now replaced by interest expense and depreciation in profit or loss. For classification within the statement of cash flows, the interest portion is disclosed in operating activities and the principal portion of the lease payments are separately disclosed in financing activities.

On transition to IFRS 16 on 1 February 2019, the Group recognised a right-of-use assets of $26,158,000, a reduction to lease contribution provisions of $1,102,000 and a lease liability of $27,899,000 and a reduction to retained earnings of $639,000. The prior period has not been restated, the adjustment to opening retained earnings of $639,000 at 1 February 2019 is reflected in the Consolidated Statement of Changes in Equity. When measuring the lease liabilities, the Group discounted these lease payments using its incremental borrowing rate at the date of initial application of IFRS 16. The rate applied was 6.0%.

	FY 31 Jan 2020 Applying IFRS 16 $’000	FY 31 Jan 2020 Applying IAS 17 $’000	Movement $’000
Consolidated Statement of Profit or Loss (loss before tax)	(53,523)	(52,974)	549
Total expense	143,588	143,039	549
Finance expenses	5,213	3,539	1,674
Depreciation	10,014	1,338	8,676

	FY 31 Jan 2020 Applying IFRS 16 $’000	FY 31 Jan 2020 Applying IAS 17 $’000	Movement $’000
Consolidated Statement of Financial Position
Right-of-use assets	23,809	-	23,809
Lease liabilities, current	(8,112)	-	(8,112)
Lease liabilities, non-current	(17,719)	-	(17,719)
Other liabilities	834	-	834
Accumulated losses*	(1,188)	-	(1,188)

Consolidated Statement of Cash Flows
Cash flows used in operating activities	(19,894)	(28,021)	8,127
Cash flows used in financing activities	22,098	30,225	(8,127)

*Includes $639k opening adjustment loss at the date of adoption.

The following elections for IFRS 16 were taken on transition date:

●	the Group did not reassess whether existing contracts are, or contain, a lease and applied IFRS 16 only to existing contracts that were previously identified as lease under IAS 17;
●	the Group applied a single discount rate to a portfolio of leases with reasonably similar characteristics; and
●	leases with a remaining term of less than 12 months from the transition date and low value lease are expensed on a straight-line basis to the Consolidated Profit or Loss account.

Undiscounted contractual maturity of lease liabilities

31 January 2020 NZ$000’s
Amounts payable:
Within one year	9,409
2 to 5 years inclusive	19,311
After 5 years	177
28,897
Less future finance charges	(3,066)
Lease liabilities	25,831